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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Empire Capital Management, LLC

Address: 1 Gorham Island
         Westport, CT 06880



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

James Morley                     New York, NY                   11/14/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



      ITEM 1                 ITEM 2    ITEM 3       ITEM 4         ITEM 5         ITEM 6          ITEM 7           ITEM 8
------------------          --------  --------   --------------- ----------  ------------------  --------   --------------------
                            TITLE      CUSIP         FAIR         SHARES OF    INVEST DISC.        MANA-      VOTING AUTHORITY
                              OF         #           MARKET       PRINCIPAL  SOLE SHARED OTHER     GERS      SOLE  SHARED   NONE
  NAME OF ISSUER            CLASS                    VALUE         AMOUNT     A     B      C                   A      B      C
------------------          --------  --------   ---------------  ---------  ---- ------ -----    ------    --------  ---   ----
PAGE 1

ADAMS LABORATORIES INC      OTC EQ    00635P107  $    613,395.00     16764 N   X                   FINE        16764   0       0
ADVANCED MICRO DEVICES INC  COMMON    007903107  $  6,212,500.00    250000 N   X                   FINE       250000   0       0
AGERE SYSTEMS INC           COMMON    00845V308  $  2,164,850.00    145000 N   X                   FINE       145000   0       0
AMERICA MOVIL S A DE C V    COMMON    02364W105  $  3,740,150.00     95000 N   X                   FINE        95000   0       0
ARIBA INC                   OTC EQ    04033V203  $  2,842,537.00    379511 N   X                   FINE       379511   0       0
AXCELIS TECHNOLOGIES INC    OTC EQ    054540109  $  1,654,400.00    235000 N   X                   FINE       235000   0       0
BENCHMARK ELECTRONICS INC   COMMON    08160H101  $  1,908,480.00     71000 N   X                   FINE        71000   0       0
BLUE COAT SYSTEMS INC       OTC EQ    09534T508  $  4,682,600.00    260000 N   X                   FINE       260000   0       0
CALL RACKABLE SYSTEMS DEC   CALL O    7500776LF  $    705,000.00    200000 C   X                   FINE       200000   0       0
CALL S&P 500 INDX NOV 1370  CNOP      6488156KN  $    378,000.00       450 N   X                   FINE          450   0       0
CHECK POINT SOFTWARE TECH   OTC EQ    M22465104  $  1,888,920.00     99000 N   X                   FINE        99000   0       0
CHORDIANT SOFTWARE INC COM  OTC EQ    170404107  $  7,061,000.00   2300000 N   X                   FINE      2300000   0       0
COMVERSE TECHNOLOGY INC     OTC EQ    205862402  $  3,134,528.00    146200 N   X                   FINE       146200   0       0
DIGITAL VIDEO SYSTEMS INC   OTC EQ    25387R506  $     29,262.00    172128 N   X                   FINE       172128   0       0
EMC CORP-MASS               COMMON    268648102  $  2,815,300.00    235000 N   X                   FINE       235000   0       0
ENDWAVE CORP                OTC EQ    29264A206  $  7,852,000.00    650000 N   X                   FINE       650000   0       0
ENTRUST INC                 OTC EQ    293848107  $  8,511,600.00   2460000 N   X                   FINE      2460000   0       0
ERICCSON L M TEL CO ADR CL  OTC EQ    294821608  $  4,653,450.00    135000 N   X                   FINE       135000   0       0
FIBERTOWER CORP             OTC EQ    31567R100  $  4,866,750.00    515000 N   X                   FINE       515000   0       0
FLEXTRONICS INTERNATIONAL   OTC EQ    Y2573F102  $  2,148,800.00    170000 N   X                   FINE       170000   0       0
FREESCALE SEMICONDUCTOR IN  COMMON    35687M107  $  3,614,750.00     95000 N   X                   FINE        95000   0       0
GARMIN LTD                  OTC EQ    G37260109  $  4,829,220.00     99000 N   X                   FINE        99000   0       0
I D SYSTEMS INC DEL         OTC EQ    449489103  $ 17,368,050.00    735000 N   X                   FINE       735000   0       0
INTERSIL CORPORATION CL A   OTC EQ    46069S109  $    736,500.00     30000 N   X                   FINE        30000   0       0
JABIL CIRCUIT INC           COMMON    466313103  $  6,742,520.00    236000 N   X                   FINE       236000   0       0
KANA SOFTWARE INC           OTC EQ    483600300  $ 15,580,108.00   5009681 N   X                   FINE      5009681   0       0
LANTRONIX INC               OTC EQ    516548104  $ 11,929,800.00   7953200 N   X                   FINE      7953200   0       0
LEXMARK INTERNATIONAL INC   COMMON    529771107  $  4,612,800.00     80000 N   X                   FINE        80000   0       0
LINEAR TECHNOLOGY CORP      OTC EQ    535678106  $  3,578,800.00    115000 N   X                   FINE       115000   0       0
MOBILE TELESYSTEMS OJSC     COMMON    607409109  $  3,588,150.00     95000 N   X                   FINE        95000   0       0
NII HOLDINGS INC            OTC EQ    62913F201  $    932,400.00     15000 N   X                   FINE        15000   0       0
                                                 $141,376,620.00

PAGE 2

NORTEL NETWORKS CORP        COMMON    656568102  $ 2,599,000.00   1130000 N    X                   FINE      1130000   0       0
NOVATEL WIRELESS INC        OTC EQ    66987M604  $ 5,874,300.00    610000 N    X                   FINE       610000   0       0
OASYS MOBILE INC            OTC EQ    67421G104  $ 2,093,368.00   2616710 N    X                   FINE      1727410   0       0
OVERLAND STORAGE INC        OTC EQ    690310107  $ 2,653,091.00    411332 N    X                   FINE       411332   0       0
PALM INC                    OTC EQ    696643105  $ 1,892,800.00    130000 N    X                   FINE       130000   0       0
PORTALPLAYER INC            OTC EQ    736187204  $ 1,545,360.00    137000 N    X                   FINE       137000   0       0
PROTOKINETIX INC COM        OTC EQ    743722100  $ 1,988,560.00   3551000 N    X                   FINE      3551000   0       0
PUT S&P 500 INDX NOV 1325   PNOP      6488156WE  $ 1,395,000.00       900 N    X                   FINE          900   0       0
QLOGIC CORP                 OTC EQ    747277101  $ 8,032,500.00    425000 N    X                   FINE       425000   0       0
RACKABLE SYSTEMS INC        OTC EQ    750077109  $ 4,242,350.00    155000 N    X                   FINE       155000   0       0
RED HAT INC                 OTC EQ    756577102  $ 3,124,056.00    148200 N    X                   FINE       148200   0       0
RF MICRO DEVICES INC        OTC EQ    749941100  $ 1,895,000.00    250000 N    X                   FINE       250000   0       0
SABRE HOLDINGS CORP CL A    COMMON    785905100  $ 3,508,500.00    150000 N    X                   FINE       150000   0       0
SAP AG-SPONSORED ADR        PREFER    803054204  $ 7,771,500.00    157000 N    X                   FINE       157000   0       0
SEAGATE TECHNOLOGY HOLDING  COMMON    G7945J104  $ 7,767,476.00    336400 N    X                   FINE       336400   0       0
SIGMATEL INC                OTC EQ    82661W107  $ 2,199,600.00    470000 N    X                   FINE       470000   0       0
SILICON IMAGE INC           OTC EQ    82705T102    $ 658,400.00     51761 N    X                   FINE        51761   0       0
SIRF TECHNOLOGY HOLDINGS I  OTC EQ    82967H101  $ 5,397,750.00    225000 N    X                   FINE       225000   0       0
SONICWALL INC               OTC EQ    835470105  $ 3,259,140.00    298456 N    X                   FINE       298456   0       0
SONUS NETWORKS INC          OTC EQ    835916107  $10,501,712.00   2000326 N    X                   FINE      2000326   0       0
STMICROELECTRONICS N V      COMMON    861012102  $ 6,386,200.00    370000 N    X                   FINE       370000   0       0
STOCKERYALE INC             OTC EQ    86126T203  $ 2,914,289.00   2775513 N    X                   FINE      2775513   0       0
SUN MICROSYSTEMS INC        OTC EQ    866810104  $ 3,712,500.00    750000 N    X                   FINE       750000   0       0
SYNAPTICS INC               OTC EQ    87157D109  $ 7,603,440.00    312000 N    X                   FINE       312000   0       0
TEXAS INSTRUMENTS INC       COMMON    882508104  $ 7,041,519.00    211775 N    X                   FINE       211775   0       0
TRIDENT MICROSYSTEMS INC    OTC EQ    895919108  $ 6,582,580.00    283000 N    X                   FINE       283000   0       0
TUMBLEWEED COMMUNICATIONS   OTC EQ    899690101  $13,254,000.00   4700000 N    X                   FINE      4700000   0       0
VITALSTREAM HOLDINGS INC N  OTC EQ    92847T209  $ 8,183,997.00    926840 N    X                   FINE       926840   0       0
                                                $134,077,988.00


                                                $275,454,608.00 Total